Cover	Jun. 13, 2024
Cover [Abstract]
Entity Registrant Name	Yinfu Gold Corporation
Entity Central Index Key	0001438461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 13, 2024
Entity File Number	333-152242
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	20-8531222
Entity Address Address Line 1	Suite 2313
Entity Address Address Line 2	Dongfang Science and Technology Mansion
Entity Address Address Line 3	Nanshan District
Entity Address City Or Town	Shenzhen
Entity Address Postal Zip Code	518000
City Area Code	755
Local Phone Number	8316-0998
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ELRE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CN